Income Tax - Additional Information (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)
Disclosure of income taxes [line items]
Taxable temporary differences associated with the investments in subsidiaries for which no deferred tax liabilities recognized	$ 33,474,725	$ 1,192,120	$ 27,139,427
Subsidiaries [member] | China [member]
Disclosure of income taxes [line items]
Reduction tax rate	15.00%